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                        WELLS FARGO NON-QUALIFIED SELECT
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                 GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                         SUPPLEMENT DATED MARCH 7, 2001
                       TO PROSPECTUS DATED AUGUST 28, 2000


Effective March 7, 2001, the Janus Aspen Growth and Income Investment Division closed to new and subsequent premium payments and transfers of Investment Value.









  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


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